Investment in Associates and Joint Ventures - Additional Information (Detail) - TD Ameritrade [member] $ / shares in Units, shares in Millions, $ in Billions, $ in Billions	9 Months Ended	12 Months Ended
	Jul. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Jul. 31, 2019 USD ($) $ / shares	Oct. 31, 2018 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage	42.69%	41.61%
Fair value of outstanding shares	$ 16	$ 16	$ 12	$ 12
Closing price of shares | $ / shares			$ 51.10	$ 51.72
Stock repurchased | shares	15.0	5.5
Ownership percentage threshold after stock repurchases that requires the bank to use reasonable effort to sell or dispose excess stock	45.00%
Maximum ownership percentage of the bank that is allowed to result after stock repurchases	47.00%